Statement of changes in equity (Statement) - USD ($) $ in Thousands	Total	Total Equity Attributable to Owners of Parent	Share Capital	Share Premium	Treasury Shares	Capital Reserve	Reserves	Retained Earnings	Non-controlling Interest
Balance at Dec. 31, 2024	$ 488,987	$ 488,887	$ 570	$ 186,769	$ (200,980)	$ 33,438	$ (20,934)	$ 490,024	$ 100
Profit of the year	141,265	141,265						141,265	0
Other comprehensive income	5,210	5,176					5,176		34
Exchange difference on translation on foreign operations	5,210
Comprehensive income for the period	146,475	146,441	0	0	0	0	5,176	141,265	34
Share-options exercise	1,414	1,414	2	10,085		(8,673)
Share-based payments net of forfeitures	17,771	17,771				17,771
Treasury shares cancellation	0	0		(198,956)	200,980			(2,024)
Dividends paid, ordinary shares	(149,982)	(149,982)						(149,982)
Warrant exercise	0	0	16	2,102		(2,118)
Transactions with Group owners in their capacity as owners	(130,797)	(130,797)	18	(186,769)	200,980	6,980	0	(152,006)	0
Balance at Sep. 30, 2025	504,665	504,531	588	0	0	40,418	(15,758)	479,283	134
Balance at Dec. 31, 2025	569,429	569,262	590	7,097	0	42,641	(15,885)	534,819	167
Profit of the year	164,734	164,439						164,439	295
Other comprehensive income	2,736	2,734					2,734		2
Exchange difference on translation on foreign operations	2,736
Comprehensive income for the period	167,470	167,173	0	0	0	0	2,734	164,439	297
Share-options exercise	260	260	3	15,206		(14,949)
Share-based payments net of forfeitures	17,350	17,350				17,350
Treasury shares cancellation	0	0		(7,097)	120,105			(113,008)
Dividends paid, ordinary shares	(57,211)	(57,211)						(57,211)
Repurchase of shares	120,123	120,123	18		120,105
Transactions with Group owners in their capacity as owners	(159,724)	(159,724)	(15)	8,109	0	2,401	0	(170,219)	0
Balance at Sep. 30, 2026	$ 577,175	$ 576,711	$ 575	$ 15,206	$ 0	$ 45,042	$ (13,151)	$ 529,039	$ 464